OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2014
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES

30.	OTHER LONG-TERM LIABILITIES

(in thousands of $)	2014	2013
Deferred gain on sale of Golar Maria (see note 7)	15,650	16,660
Tax benefits on intra-group transfers of long-term assets (see note 12)	1,717	5,204
Pension obligations (see note 31)	38,670	35,645
Guarantees issued to Golar Partners (see note 6)	19,271	22,369
Other	132	4,388
	75,440	84,266

Tax benefits arising on intra-group transfers of long-term assets arose from transactions between controlled entities in respect of two vessels, the Gimi and Hilli that generated a permanent tax benefit for us. The tax benefits are being amortized through the tax line of the statement of operations over the remaining useful lives of the vessels (see note 12).